Quarterly Report
November 30, 2021
MFS®  Technology Fund
SCT-Q1

Portfolio of Investments
11/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Broadcasting – 0.5%
Netflix, Inc. (a)	16,458	$10,564,390
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	187,287	$14,494,141
CME Group, Inc.	26,367	5,814,451
Tradeweb Markets, Inc.	188,219	18,069,024
		$38,377,616
Business Services – 9.9%
Clarivate PLC (a)	752,710	$17,568,251
Endava PLC, ADR (a)	206,106	32,263,833
FleetCor Technologies, Inc. (a)	64,745	13,410,632
Global Payments, Inc.	394,436	46,953,666
Paya, Inc. (a)	1,401,167	9,023,516
PayPal Holdings, Inc. (a)	245,315	45,356,290
Remitly Global, Inc. (a)	116,186	2,795,435
TaskUs, Inc., “A” (a)	186,516	8,309,288
Thoughtworks Holding, Inc. (a)	657,166	19,189,247
Verisk Analytics, Inc., “A”	51,441	11,567,538
WEX, Inc. (a)	123,305	15,588,218
		$222,025,914
Cable TV – 0.2%
Charter Communications, Inc., “A” (a)	6,367	$4,114,865
Computer Software – 26.6%
Adobe Systems, Inc. (a)	148,989	$99,800,282
AppLovin Corp. (a)	93,782	8,544,478
Asana, Inc. (a)	120,760	12,553,002
Atlassian Corp. PLC, “A” (a)	45,067	16,959,613
Autodesk, Inc. (a)	93,735	23,826,500
Avalara, Inc. (a)	45,720	6,386,170
Black Knight, Inc. (a)	178,431	12,752,463
Couchbase, Inc. (a)	49,998	1,652,434
DoubleVerify Holdings, Inc. (a)	284,329	8,780,079
Eventbrite, Inc. (a)	553,520	8,358,152
Freshworks, Inc, “A” (a)	99,712	3,511,857
Intuit, Inc.	36,724	23,955,065
Microsoft Corp. (s)	819,418	270,891,397
Paycor HCM, Inc. (a)	334,300	9,841,792
Qualtrics International, “A” (a)	135,143	4,373,227
RAKUS Co. Ltd.	41,000	1,097,763
RingCentral, Inc. (a)	94,963	20,510,109
salesforce.com, inc. (a)	193,337	55,093,311
Topicus.com, Inc. (a)	105,492	9,428,175
		$598,315,869
Computer Software - Systems – 11.2%
Apple, Inc. (s)	267,779	$44,263,868
CDW Corp.	62,564	11,847,119
Constellation Software, Inc.	12,611	21,458,691
Descartes Systems Group, Inc. (a)	191,730	15,415,545
EPAM Systems, Inc. (a)	36,454	22,184,082
HubSpot, Inc. (a)	34,378	27,739,952
Nuvei Corp. (a)	215,788	21,268,065
Q2 Holdings, Inc. (a)	121,059	9,721,038

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
ServiceNow, Inc. (a)	62,597	$40,544,077
Square, Inc., “A” (a)	51,389	10,705,870
TransUnion	162,430	18,060,592
Wix.com Ltd. (a)	57,075	8,721,060
		$251,929,959
Consumer Services – 3.0%
Booking Holdings, Inc. (a)	25,935	$54,511,480
Uber Technologies, Inc. (a)	320,968	12,196,784
		$66,708,264
Electronics – 13.8%
Advanced Micro Devices (a)	372,579	$59,005,336
KLA Corp.	77,788	31,747,617
Lam Research Corp.	55,513	37,740,513
Marvell Technology, Inc.	402,072	28,615,464
Micron Technology, Inc.	320,551	26,926,284
NVIDIA Corp.	274,572	89,719,147
Xilinx, Inc.	161,969	37,001,818
		$310,756,179
Insurance – 0.0%
Arthur J. Gallagher & Co.	7,241	$1,179,559
Internet – 12.3%
Alphabet, Inc., “A” (a)	65,254	$185,187,589
Match Group, Inc. (a)	92,348	12,004,317
Mercadolibre, Inc. (a)	9,996	11,879,346
Meta Platforms, Inc., “A” (a)	115,431	37,452,742
Pinterest, Inc. (a)	101,343	4,059,801
Tencent Holdings Ltd.	432,700	25,491,457
		$276,075,252
Leisure & Toys – 0.6%
Take-Two Interactive Software, Inc. (a)	83,283	$13,814,984
Machinery & Tools – 0.2%
Xometry, Inc., “A” (a)	102,457	$5,093,137
Medical & Health Technology & Services – 0.3%
Guardant Health, Inc. (a)	68,505	$7,201,246
Medical Equipment – 1.0%
Bio-Techne Corp.	27,252	$12,863,761
Maravai Lifesciences Holdings, Inc., “A” (a)	216,905	9,964,616
		$22,828,377
Other Banks & Diversified Financials – 5.2%
Mastercard, Inc., “A”	258,094	$81,278,962
Visa, Inc., “A”	191,296	37,067,426
		$118,346,388
Specialty Stores – 12.4%
ACV Auctions, Inc. (a)	229,143	$4,853,249
Amazon.com, Inc. (a)(s)	61,880	217,017,492
Chewy, Inc., “A” (a)	170,960	11,669,730
Farfetch Ltd., “A” (a)	665,093	22,885,850
Pinduoduo, Inc., ADR (a)	100,527	6,685,045

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – continued
Sea Ltd., ADR (a)	42,639	$12,283,017
ThredUp, Inc. (a)	195,763	3,664,683
		$279,059,066
Utilities - Electric Power – 0.4%
Generac Holdings, Inc. (a)	19,693	$8,295,479
Total Common Stocks		$2,234,686,544
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.05% (v)	18,133,050	$18,133,050

Other Assets, Less Liabilities – (0.1)%		(2,470,017)
Net Assets – 100.0%		$2,250,349,577
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $18,133,050 and $2,234,686,544, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At November 30, 2021, the fund had cash collateral of $57,233 and other liquid securities with an aggregate value of $519,870 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2021 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,031,810,504	$—	$—	$2,031,810,504
United Kingdom	72,717,934	—	—	72,717,934
Canada	67,570,476	—	—	67,570,476
China	32,176,502	—	—	32,176,502
Singapore	12,283,017	—	—	12,283,017
Israel	8,721,060	—	—	8,721,060
Philippines	8,309,288	—	—	8,309,288
Japan	—	1,097,763	—	1,097,763
Mutual Funds	18,133,050	—	—	18,133,050
Total	$2,251,721,831	$1,097,763	$—	$2,252,819,594
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$16,102,802	$109,681,998	$107,651,750	$—	$—	$18,133,050
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,772	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.